Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Valuation Allowances [Roll Forward]
Beginning balance	$ 8	$ 11	$ 11
Increases (decreases) in current period tax positions	1	(3)	0
Ending balance	$ 9	$ 8	$ 11